Schedule of Investments (unaudited)	iShares® iBonds® Dec 2028 Term Corporate ETF
January 31, 2022	(Percentages shown are based on Net Assets)

Security	Par (000)	Value

Corporate Bonds & Notes

Advertising — 0.2%
Interpublic Group of Companies Inc. (The), 4.65%, 10/01/28
(Call 07/01/28)	$598	$666,632

Aerospace & Defense — 3.3%
Boeing Co. (The)
3.25%, 02/01/28 (Call 12/01/27)	795	811,504
3.25%, 03/01/28 (Call 12/01/27)	570	576,618
3.45%, 11/01/28 (Call 08/01/28)	310	317,056
General Dynamics Corp., 3.75%, 05/15/28 (Call 02/15/28)	987	1,063,532
L3Harris Technologies Inc., 4.40%, 06/15/28 (Call 03/15/28)	1,726	1,890,964
Northrop Grumman Corp., 3.25%, 01/15/28 (Call 10/15/27)	1,886	1,961,232
Raytheon Technologies Corp., 4.13%, 11/16/28
(Call 08/16/28)	2,785	3,040,914
Teledyne Technologies Inc., 2.25%, 04/01/28 (Call 02/01/28)	441	431,809
		10,093,629
Agriculture — 0.8%
BAT Capital Corp., 2.26%, 03/25/28 (Call 01/25/28)	1,871	1,776,664
Philip Morris International Inc., 3.13%, 03/02/28
(Call 12/02/27)	634	656,393
		2,433,057
Airlines — 0.4%
American Airlines Pass Through Trust
Series 2016-1, Class AA, 3.58%, 07/15/29	184	185,685
Series 2016-2, Class AA, 3.20%, 12/15/29	268	266,764
Series 2016-3, Class AA, 3.00%, 04/15/30(a)	135	134,399
Delta Air Lines Pass Through Trust, Series 2020, Class AA,
2.00%, 12/10/29	182	177,956
Spirit Airlines Pass Through Trust, Series 2015-1, Class A,
4.10%, 10/01/29	172	174,111
United Airlines Pass Through Trust
Series 2016-1, Class AA, 3.10%, 01/07/30	168	170,875
Series 2016-2, Class AA, 2.88%, 04/07/30	189	188,717
		1,298,507
Auto Manufacturers — 1.6%
American Honda Finance Corp.
2.00%, 03/24/28	291	285,611
3.50%, 02/15/28	600	640,146
General Motors Co., 5.00%, 10/01/28 (Call 07/01/28)	854	950,152
General Motors Financial Co. Inc.
2.40%, 04/10/28 (Call 02/10/28)	650	630,104
2.40%, 10/15/28 (Call 08/15/28)	775	748,084
3.85%, 01/05/28 (Call 10/05/27)	525	551,586
Toyota Motor Corp., 3.67%, 07/20/28	507	549,238
Toyota Motor Credit Corp.
1.90%, 04/06/28(a)	425	415,297
3.05%, 01/11/28	206	216,141
		4,986,359
Banks — 10.4%
Banco Santander SA
3.80%, 02/23/28	950	999,495
4.38%, 04/12/28	1,040	1,129,222
Bank of New York Mellon Corp. (The)
1.65%, 07/14/28 (Call 05/14/28)	190	183,548
3.00%, 10/30/28 (Call 07/30/28)	755	776,518
3.40%, 01/29/28 (Call 10/29/27)	909	965,894
3.85%, 04/28/28	499	544,534

Security	Par (000)	Value

Banks (continued)
Barclays PLC
4.34%, 01/10/28 (Call 01/10/27)	$1,270	$1,359,738
4.84%, 05/09/28 (Call 05/07/27)	1,795	1,929,894
Citigroup Inc.
4.13%, 07/25/28	2,134	2,285,919
6.63%, 01/15/28	315	383,015
Discover Bank, 4.65%, 09/13/28 (Call 06/13/28)	1,045	1,156,679
Fifth Third Bancorp., 3.95%, 03/14/28 (Call 02/14/28)	893	961,422
First-Citizens Bank & Trust Co., 6.13%, 03/09/28	40	46,419
ING Groep NV, 4.55%, 10/02/28	1,290	1,431,474
KeyBank N.A./Cleveland OH, 6.95%, 02/01/28	200	247,146
KeyCorp., 4.10%, 04/30/28	968	1,053,639
Lloyds Banking Group PLC
4.38%, 03/22/28	1,625	1,775,182
4.55%, 08/16/28	1,200	1,323,000
Mitsubishi UFJ Financial Group Inc.
3.96%, 03/02/28	1,346	1,450,275
4.05%, 09/11/28	985	1,071,778
Mizuho Financial Group Inc., 4.02%, 03/05/28	1,195	1,288,329
Northern Trust Corp., 3.65%, 08/03/28 (Call 05/03/28)	697	756,893
PNC Bank N.A.
3.25%, 01/22/28 (Call 12/23/27)	775	811,185
4.05%, 07/26/28	1,325	1,443,124
Regions Financial Corp., 1.80%, 08/12/28 (Call 06/12/28)	320	305,002
Sumitomo Mitsui Financial Group Inc.
1.90%, 09/17/28	1,365	1,300,203
3.54%, 01/17/28	576	608,054
3.94%, 07/19/28	604	651,021
4.31%, 10/16/28(a)	861	947,565
SVB Financial Group, 2.10%, 05/15/28 (Call 03/15/28)	325	317,327
U.S. Bancorp., 3.90%, 04/26/28 (Call 03/24/28)	1,069	1,165,328
Westpac Banking Corp.
1.95%, 11/20/28	350	339,763
3.40%, 01/25/28	1,219	1,293,030
		32,301,615
Beverages — 2.6%
Anheuser-Busch InBev Worldwide Inc., 4.00%, 04/13/28
(Call 01/13/28)	2,630	2,846,712
Coca-Cola Co. (The)
1.00%, 03/15/28(a)	679	635,218
1.50%, 03/05/28	455	438,607
Constellation Brands Inc.
3.60%, 02/15/28 (Call 11/15/27)	654	687,936
4.65%, 11/15/28 (Call 08/15/28)	685	763,686
Diageo Capital PLC, 3.88%, 05/18/28 (Call 02/18/28)	575	628,607
Keurig Dr Pepper Inc., 4.60%, 05/25/28 (Call 02/25/28)	1,928	2,134,797
		8,135,563
Biotechnology — 0.1%
Amgen Inc., 1.65%, 08/15/28 (Call 06/15/28)	385	366,108

Building Materials — 0.1%
Masco Corp., 1.50%, 02/15/28 (Call 12/15/27)	495	463,162

Chemicals — 1.7%
Dow Chemical Co. (The), 4.80%, 11/30/28 (Call 08/30/28)	650	738,823
DuPont de Nemours Inc., 4.73%, 11/15/28 (Call 08/15/28)(a)	2,159	2,429,436
Eastman Chemical Co., 4.50%, 12/01/28 (Call 09/01/28)	572	631,048
International Flavors & Fragrances Inc., 4.45%, 09/26/28
(Call 06/26/28)	440	485,452

Schedule of Investments (unaudited) (continued)	iShares® iBonds® Dec 2028 Term Corporate ETF
January 31, 2022	(Percentages shown are based on Net Assets)

Security	Par (000)	Value

Chemicals (continued)
PPG Industries Inc., 3.75%, 03/15/28 (Call 12/15/27)	$812	$880,427
		5,165,186
Commercial Services — 0.7%
Automatic Data Processing Inc., 1.70%, 05/15/28
(Call 03/15/28)	345	335,820
Block Financial LLC, 2.50%, 07/15/28 (Call 05/15/28)	355	345,979
Global Payments Inc., 4.45%, 06/01/28 (Call 03/01/28)	608	661,504
Moody’s Corp., 3.25%, 01/15/28 (Call 10/15/27)	722	757,999
		2,101,302
Computers — 1.6%
Apple Inc.
1.20%, 02/08/28 (Call 12/08/27)	2,127	2,011,376
1.40%, 08/05/28 (Call 06/05/28)	2,085	1,982,376
Dell Inc., 7.10%, 04/15/28	340	411,261
DXC Technology Co., 2.38%, 09/15/28 (Call 07/15/28)	210	201,762
International Business Machines Corp., 6.50%, 01/15/28(a)	300	369,603
Kyndryl Holdings Inc., 2.70%, 10/15/28 (Call 08/15/28)(b)	85	80,142
		5,056,520
Cosmetics & Personal Care — 0.4%
Unilever Capital Corp., 3.50%, 03/22/28 (Call 12/22/27)	1,169	1,245,838

Diversified Financial Services — 4.1%
AerCap Ireland Capital DAC/AerCap Global Aviation Trust
3.00%, 10/29/28 (Call 08/29/28)	3,025	2,967,222
3.88%, 01/23/28 (Call 10/23/27)(a)	544	562,779
Air Lease Corp.
2.10%, 09/01/28 (Call 07/01/28)(a)	435	408,756
4.63%, 10/01/28 (Call 07/01/28)	579	621,394
Ally Financial Inc., 2.20%, 11/02/28 (Call 09/02/28)	130	124,145
Brookfield Finance Inc., 3.90%, 01/25/28 (Call 10/25/27)	575	617,567
Capital One Financial Corp., 3.80%, 01/31/28 (Call 12/31/27)	1,331	1,408,052
Charles Schwab Corp. (The)
2.00%, 03/20/28 (Call 01/20/28)	1,166	1,148,288
3.20%, 01/25/28 (Call 10/25/27)	825	866,770
CME Group Inc., 3.75%, 06/15/28 (Call 03/15/28)(a)	757	820,066
Intercontinental Exchange Inc., 3.75%, 09/21/28
(Call 06/21/28)	807	867,404
Lazard Group LLC, 4.50%, 09/19/28 (Call 06/19/28)	325	357,451
Mastercard Inc., 3.50%, 02/26/28 (Call 11/26/27)	629	673,823
Morgan Stanley Domestic Holdings Inc., 4.50%, 06/20/28
(Call 03/20/28)	641	704,267
Nomura Holdings Inc., 2.17%, 07/14/28(a)	560	536,452
		12,684,436
Electric — 8.0%
AEP Texas Inc., 3.95%, 06/01/28 (Call 03/01/28)	218	233,079
Ameren Corp., 1.75%, 03/15/28 (Call 01/15/28)	367	346,400
Ameren Illinois Co., 3.80%, 05/15/28 (Call 02/15/28)	340	367,730
American Electric Power Co. Inc., Series J, 4.30%, 12/01/28
(Call 09/01/28)	740	804,572
Atlantic City Electric Co., 4.00%, 10/15/28 (Call 07/15/28)	382	413,802
Berkshire Hathaway Energy Co., 3.25%, 04/15/28
(Call 01/15/28)	603	633,162
CenterPoint Energy Inc., 4.25%, 11/01/28 (Call 08/01/28)	490	532,846
Commonwealth Edison Co., 3.70%, 08/15/28 (Call 05/15/28)	505	540,103
Consolidated Edison Co. of New York Inc.
3.80%, 05/15/28 (Call 02/15/28)	373	400,576
Series D, 4.00%, 12/01/28 (Call 09/01/28)(a)	310	339,506
Consumers Energy Co., 3.80%, 11/15/28 (Call 08/15/28)(a)	281	304,306
Dominion Energy Inc., 4.25%, 06/01/28 (Call 03/01/28)	648	705,769

Security	Par (000)	Value

Electric (continued)
DTE Electric Co., Series A, 1.90%, 04/01/28 (Call 02/01/28)	$226	$219,597
Duke Energy Carolinas LLC
3.95%, 11/15/28 (Call 08/15/28)	661	721,052
Series A, 6.00%, 12/01/28	300	361,701
Duke Energy Florida LLC, 3.80%, 07/15/28 (Call 04/15/28)	547	587,631
Duke Energy Progress LLC, 3.70%, 09/01/28 (Call 06/01/28)	465	497,750
Edison International, 4.13%, 03/15/28 (Call 12/15/27)	546	566,033
Enel Chile SA, 4.88%, 06/12/28 (Call 03/12/28)	894	976,561
Entergy Arkansas LLC, 4.00%, 06/01/28 (Call 03/01/28)	185	200,664
Entergy Corp., 1.90%, 06/15/28 (Call 04/15/28)(a)	471	449,334
Entergy Louisiana LLC, 3.25%, 04/01/28 (Call 01/01/28)	375	390,979
Entergy Mississippi LLC, 2.85%, 06/01/28 (Call 03/01/28)	555	566,144
Eversource Energy, Series M, 3.30%, 01/15/28
(Call 10/15/27)	482	500,253
Indiana Michigan Power Co., 3.85%, 05/15/28
(Call 02/15/28)(a)	415	446,279
Interstate Power & Light Co., 4.10%, 09/26/28 (Call 06/26/28)	575	623,967
Mississippi Power Co., 3.95%, 03/30/28 (Call 12/30/27)	360	386,788
National Rural Utilities Cooperative Finance Corp.
3.40%, 02/07/28 (Call 11/07/27)	659	691,957
3.90%, 11/01/28 (Call 08/01/28)	419	453,605
NextEra Energy Capital Holdings Inc., 1.90%, 06/15/28
(Call 04/15/28)	1,455	1,407,334
Oklahoma Gas & Electric Co., 3.80%, 08/15/28
(Call 02/15/28)	435	466,781
Oncor Electric Delivery Co. LLC, 3.70%, 11/15/28
(Call 08/15/28)	626	672,493
Pacific Gas and Electric Co.
3.00%, 06/15/28 (Call 04/15/28)(a)	505	492,340
3.75%, 07/01/28	1,009	1,018,374
4.65%, 08/01/28 (Call 05/01/28)	305	322,766
Public Service Co. of Colorado, 3.70%, 06/15/28
(Call 12/15/27)	400	430,372
Public Service Electric & Gas Co.
3.65%, 09/01/28 (Call 06/01/28)	530	567,953
3.70%, 05/01/28 (Call 02/01/28)	190	204,913
Puget Energy Inc., 2.38%, 06/15/28 (Call 04/15/28)	510	493,241
Sempra Energy, 3.40%, 02/01/28 (Call 11/01/27)	1,012	1,057,449
Southern California Edison Co., Series B, 3.65%, 03/01/28
(Call 12/01/27)	409	430,325
Southern Co. (The), Series 21-B, 1.75%, 03/15/28
(Call 01/15/28)	340	323,201
Southwestern Electric Power Co., Series M, 4.10%, 09/15/28
(Call 06/15/28)	673	724,552
Virginia Electric & Power Co., Series A, 3.80%, 04/01/28
(Call 01/01/28)	497	533,400
Vontier Corp, 2.40%, 04/01/28.	495	474,250
Wisconsin Electric Power Co., 1.70%, 06/15/28
(Call 04/15/28)	75	72,176
Xcel Energy Inc., 4.00%, 06/15/28 (Call 12/15/27)	735	794,160
		24,748,226
Electronics — 0.9%
Arrow Electronics Inc., 3.88%, 01/12/28 (Call 10/12/27)	466	493,252
Hubbell Inc., 3.50%, 02/15/28 (Call 11/15/27)	384	406,737
Jabil Inc., 3.95%, 01/12/28 (Call 10/12/27)	494	525,502
TD SYNNEX Corp., 2.38%, 08/09/28 (Call 06/09/28)(b)	535	504,628
Trimble Inc., 4.90%, 06/15/28 (Call 03/15/28)	810	894,669
		2,824,788

Schedule of Investments (unaudited) (continued)	iShares® iBonds® Dec 2028 Term Corporate ETF
January 31, 2022	(Percentages shown are based on Net Assets)

Security	Par (000)	Value

Environmental Control — 0.6%
Republic Services Inc., 3.95%, 05/15/28 (Call 02/15/28)	$797	$862,593
Waste Connections Inc., 4.25%, 12/01/28 (Call 09/01/28)	505	552,970
Waste Management Inc., 1.15%, 03/15/28 (Call 01/15/28)	522	484,646
		1,900,209
Food — 2.3%
Campbell Soup Co., 4.15%, 03/15/28 (Call 12/15/27)	1,218	1,319,447
Conagra Brands Inc.
4.85%, 11/01/28 (Call 08/01/28)(a)	1,354	1,515,559
7.00%, 10/01/28	450	561,492
General Mills Inc., 4.20%, 04/17/28 (Call 01/17/28)	1,594	1,734,846
Hormel Foods Corp., 1.70%, 06/03/28 (Call 04/03/28)	200	194,606
Kellogg Co., 4.30%, 05/15/28 (Call 02/15/28)	803	885,316
Mondelez International Inc., 4.13%, 05/07/28 (Call 02/07/28)	690	757,841
		6,969,107
Forest Products & Paper — 0.1%
Suzano Austria GmbH, 2.50%, 09/15/28 (Call 07/15/28)	350	332,829

Gas — 0.4%
CenterPoint Energy Resources Corp., 4.00%, 04/01/28
(Call 01/01/28)	409	438,423
National Fuel Gas Co., 4.75%, 09/01/28 (Call 06/01/28)	315	338,156
Southwest Gas Corp., 3.70%, 04/01/28 (Call 01/01/28)	435	461,948
		1,238,527
Hand & Machine Tools — 0.3%
Kennametal Inc., 4.63%, 06/15/28 (Call 03/15/28)	300	328,617
Stanley Black & Decker Inc., 4.25%, 11/15/28 (Call 08/15/28)	471	517,846
		846,463
Health Care - Products — 1.5%
Abbott Laboratories, 1.15%, 01/30/28 (Call 11/30/27)(a)	596	566,224
Baxter International Inc., 2.27%, 12/01/28 (Call 10/01/28)(b)	380	371,792
Boston Scientific Corp., 4.00%, 03/01/28 (Call 12/01/27)	529	573,314
Edwards Lifesciences Corp., 4.30%, 06/15/28 (Call 03/15/28)	842	921,291
PerkinElmer Inc., 1.90%, 09/15/28 (Call 07/15/28)	500	477,400
Stryker Corp., 3.65%, 03/07/28 (Call 12/07/27)(a)	833	883,263
Thermo Fisher Scientific Inc., 1.75%, 10/15/28
(Call 08/15/28)	735	708,055
		4,501,339
Health Care - Services — 1.7%
Advocate Health & Hospitals Corp., 3.83%, 08/15/28
(Call 05/15/28)	500	542,620
Anthem Inc., 4.10%, 03/01/28 (Call 12/01/27)	1,195	1,296,073
CHRISTUS Health, Series C, 4.34%, 07/01/28
(Call 04/01/28)	230	253,393
Mercy Health/OH, Series 2018, 4.30%, 07/01/28
(Call 01/01/28)	295	324,990
Sutter Health, Series 2018, 3.70%, 08/15/28
(Call 05/15/28)(a)	430	458,144
Toledo Hospital (The), Series B, 5.33%, 11/15/28	395	440,824
UnitedHealth Group Inc.
3.85%, 06/15/28	1,006	1,094,598
3.88%, 12/15/28	892	972,744
		5,383,386
Holding Companies - Diversified — 1.1%
Ares Capital Corp., 2.88%, 06/15/28 (Call 04/15/28)	1,285	1,237,519
Blackstone Secured Lending Fund, 2.85%, 09/30/28
(Call 07/30/28)(b)	595	559,842
FS KKR Capital Corp., 3.13%, 10/12/28 (Call 08/12/28)	675	650,876
Owl Rock Capital Corp., 2.88%, 06/11/28 (Call 04/11/28)	845	803,882

Security	Par (000)	Value

Holding Companies - Diversified (continued)
Prospect Capital Corp., 3.44%, 10/15/28 (Call 08/15/28)	$315	$295,432
		3,547,551
Household Products & Wares — 0.6%
Avery Dennison Corp., 4.88%, 12/06/28 (Call 09/06/28)	415	471,971
Clorox Co. (The), 3.90%, 05/15/28 (Call 02/15/28)	667	729,038
Kimberly-Clark Corp., 3.95%, 11/01/28 (Call 08/01/28)	590	651,124
		1,852,133
Insurance — 3.0%
American International Group Inc., 4.20%, 04/01/28
(Call 01/01/28)(a)	872	955,259
Aon Corp., 4.50%, 12/15/28 (Call 09/15/28)	586	648,673
Assurant Inc., 4.90%, 03/27/28 (Call 12/27/27)	305	340,109
Athene Holding Ltd., 4.13%, 01/12/28 (Call 10/12/27)	1,022	1,092,293
Cincinnati Financial Corp., 6.92%, 05/15/28	265	332,262
Equitable Holdings Inc.
4.35%, 04/20/28 (Call 01/20/28)	1,624	1,766,717
7.00%, 04/01/28	180	222,179
Fairfax Financial Holdings Ltd., 4.85%, 04/17/28
(Call 01/17/28)	656	714,056
Fidelity National Financial Inc., 4.50%, 08/15/28
(Call 05/15/28)	634	691,586
Globe Life Inc., 4.55%, 09/15/28 (Call 06/15/28)	605	674,811
Lincoln National Corp., 3.80%, 03/01/28 (Call 12/01/27)	499	535,941
Prudential Financial Inc., 3.88%, 03/27/28 (Call 12/27/27)	521	567,171
Willis North America Inc., 4.50%, 09/15/28 (Call 06/15/28)	771	838,077
		9,379,134
Internet — 1.4%
Amazon.com Inc., 1.65%, 05/12/28 (Call 03/12/28)	1,680	1,625,232
Baidu Inc.
4.38%, 03/29/28 (Call 12/29/27)(a)	195	211,665
4.88%, 11/14/28 (Call 08/14/28)(a)	555	622,543
Booking Holdings Inc., 3.55%, 03/15/28 (Call 12/15/27)(a)	749	803,325
Expedia Group Inc., 3.80%, 02/15/28 (Call 11/15/27)	1,087	1,129,545
		4,392,310
Iron & Steel — 0.2%
Nucor Corp., 3.95%, 05/01/28 (Call 02/01/28)	530	571,557

Lodging — 1.1%
Hyatt Hotels Corp., 4.38%, 09/15/28 (Call 06/15/28)	490	519,586
Marriott International Inc./MD
Series AA, 4.65%, 12/01/28 (Call 09/01/28)	315	342,591
Series X, 4.00%, 04/15/28 (Call 01/15/28)(a)	582	615,081
Sands China Ltd., 5.40%, 08/08/28 (Call 05/08/28)	1,715	1,777,820
		3,255,078
Machinery — 1.2%
ABB Finance USA Inc., 3.80%, 04/03/28 (Call 01/03/28)	160	174,421
John Deere Capital Corp.
1.50%, 03/06/28(a)	301	290,128
3.05%, 01/06/28	366	383,963
nVent Finance Sarl, 4.55%, 04/15/28 (Call 01/15/28)	440	479,270
Oshkosh Corp., 4.60%, 05/15/28 (Call 02/15/28)	535	585,691
Westinghouse Air Brake Technologies Corp., 4.95%, 09/15/28
(Call 06/15/28)	1,298	1,448,945
Xylem Inc./NY, 1.95%, 01/30/28 (Call 11/30/27)	487	473,554
		3,835,972
Manufacturing — 0.6%
3M Co., 3.63%, 09/14/28 (Call 06/14/28)	684	740,875
Textron Inc., 3.38%, 03/01/28 (Call 12/01/27)	465	480,931

Schedule of Investments (unaudited) (continued)	iShares® iBonds® Dec 2028 Term Corporate ETF
January 31, 2022	(Percentages shown are based on Net Assets)

Security	Par (000)	Value

Manufacturing (continued)
Trane Technologies Global Holding Co. Ltd., 3.75%, 08/21/28 (Call 05/21/28)	$520	$550,118
		1,771,924
Media — 4.5%
Charter Communications Operating LLC/Charter
Communications Operating Capital
3.75%, 02/15/28 (Call 11/15/27)	1,041	1,084,129
4.20%, 03/15/28 (Call 12/15/27)	1,275	1,354,228
Comcast Corp.
3.15%, 02/15/28 (Call 11/15/27)	1,506	1,571,406
3.55%, 05/01/28 (Call 02/01/28)	1,004	1,068,989
4.15%, 10/15/28 (Call 07/15/28)	3,765	4,142,742
Discovery Communications LLC, 3.95%, 03/20/28
(Call 12/20/27)	1,705	1,798,025
TCI Communications Inc., 7.13%, 02/15/28	292	367,021
ViacomCBS Inc.
3.38%, 02/15/28 (Call 11/15/27)(a)	565	587,029
3.70%, 06/01/28 (Call 03/01/28)	671	705,932
Walt Disney Co. (The), 2.20%, 01/13/28	1,106	1,097,617
		13,777,118
Metal Fabricate & Hardware — 0.2%
Timken Co. (The), 4.50%, 12/15/28 (Call 09/15/28)	461	502,661

Mining — 0.6%
AngloGold Ashanti Holdings PLC, 3.38%, 11/01/28
(Call 09/01/28)	560	543,917
Freeport-McMoRan Inc.
4.13%, 03/01/28 (Call 03/01/23)	205	209,531
4.38%, 08/01/28 (Call 08/01/23)	200	206,140
Rio Tinto Finance USA Ltd., 7.13%, 07/15/28	788	1,003,045
		1,962,633
Office & Business Equipment — 0.2%
CDW LLC/CDW Finance Corp.
3.28%, 12/01/28 (Call 10/01/28)	50	49,952
4.25%, 04/01/28 (Call 10/01/22)	550	545,177
		595,129
Oil & Gas — 3.6%
BP Capital Markets America Inc.
3.94%, 09/21/28 (Call 06/21/28)	1,128	1,219,853
4.23%, 11/06/28 (Call 08/06/28)	1,820	2,001,363
BP Capital Markets PLC, 3.72%, 11/28/28 (Call 08/28/28)	762	815,500
Chevron USA Inc., 3.85%, 01/15/28 (Call 10/15/27)	621	674,034
ConocoPhillips, 4.30%, 08/15/28 (Call 05/15/28)(a)(b)	984	1,080,225
Continental Resources Inc./OK, 4.38%, 01/15/28
(Call 10/15/27)	300	316,710
Devon Energy Corp., 5.88%, 06/15/28 (Call 06/15/23)(a)	410	440,553
Marathon Petroleum Corp., 3.80%, 04/01/28 (Call 01/01/28)	470	493,312
Phillips 66, 3.90%, 03/15/28 (Call 12/15/27)	744	786,572
Shell International Finance BV, 3.88%, 11/13/28
(Call 08/13/28)(a)	1,442	1,566,805
TotalEnergies Capital SA, 3.88%, 10/11/28	966	1,051,414
Valero Energy Corp., 4.35%, 06/01/28 (Call 03/01/28)	767	826,266
		11,272,607
Packaging & Containers — 0.6%
Amcor Finance USA Inc., 4.50%, 05/15/28 (Call 02/15/28)(a)	493	549,532
WRKCo Inc.
3.90%, 06/01/28 (Call 03/01/28)	528	564,601
4.00%, 03/15/28 (Call 12/15/27)	655	707,662
		1,821,795

Security	Par (000)	Value

Pharmaceuticals — 7.3%
AbbVie Inc., 4.25%, 11/14/28 (Call 08/14/28)	$1,920	$2,100,806
Astrazeneca Finance LLC, 1.75%, 05/28/28 (Call 03/28/28)	325	313,879
Bristol-Myers Squibb Co., 3.90%, 02/20/28 (Call 11/20/27)	1,434	1,559,848
Cigna Corp., 4.38%, 10/15/28 (Call 07/15/28)	3,655	4,021,377
CVS Health Corp., 4.30%, 03/25/28 (Call 12/25/27)	2,695	2,939,760
GlaxoSmithKline Capital Inc., 3.88%, 05/15/28	1,722	1,870,488
Johnson & Johnson, 2.90%, 01/15/28 (Call 10/15/27)	1,370	1,420,306
McKesson Corp., 3.95%, 02/16/28 (Call 11/16/27)	721	774,823
Merck & Co. Inc., 1.90%, 12/10/28 (Call 10/10/28)(a)	335	327,637
Merck Sharp & Dohme Corp., 5.95%, 12/01/28	122	149,400
Mylan Inc., 4.55%, 04/15/28 (Call 01/15/28)	931	1,014,213
Pfizer Inc., 3.60%, 09/15/28 (Call 06/15/28)	1,006	1,087,053
Pharmacia LLC, 6.60%, 12/01/28.	605	764,248
Sanofi, 3.63%, 06/19/28 (Call 03/19/28)	1,146	1,246,928
Takeda Pharmaceutical Co. Ltd., 5.00%, 11/26/28
(Call 08/26/28)	1,875	2,145,844
Zoetis Inc., 3.90%, 08/20/28 (Call 05/20/28)	747	804,489
		22,541,099
Pipelines — 3.7%
Energy Transfer LP
4.95%, 05/15/28 (Call 02/15/28)	770	837,136
4.95%, 06/15/28 (Call 03/15/28)	970	1,068,358
Enterprise Products Operating LLC, 4.15%, 10/16/28
(Call 07/16/28)	910	993,984
Kinder Morgan Inc., 4.30%, 03/01/28 (Call 12/01/27)	1,240	1,343,701
MPLX LP, 4.00%, 03/15/28 (Call 12/15/27)	1,277	1,350,938
ONEOK Inc., 4.55%, 07/15/28 (Call 04/15/28)	777	835,671
Phillips 66 Partners LP, 3.75%, 03/01/28 (Call 12/01/27)	499	521,775
Sabine Pass Liquefaction LLC, 4.20%, 03/15/28
(Call 09/15/27)	1,322	1,420,159
Tennessee Gas Pipeline Co. LLC, 7.00%, 10/15/28	316	392,131
TransCanada PipeLines Ltd., 4.25%, 05/15/28
(Call 02/15/28)	1,506	1,633,076
Transcontinental Gas Pipe Line Co. LLC, 4.00%, 03/15/28
(Call 12/15/27)	495	531,432
Valero Energy Partners LP, 4.50%, 03/15/28 (Call 12/15/27)	466	503,564
		11,431,925
Real Estate Investment Trusts — 6.9%
Agree LP, 2.00%, 06/15/28 (Call 04/15/28)(a)	195	186,987
Alexandria Real Estate Equities Inc., 3.95%, 01/15/28
(Call 10/15/27)	485	523,781
American Homes 4 Rent LP, 4.25%, 02/15/28 (Call 11/15/27)	645	694,755
American Tower Corp.
1.50%, 01/31/28 (Call 11/30/27)	810	753,956
3.60%, 01/15/28 (Call 10/15/27)	731	763,062
AvalonBay Communities Inc.
1.90%, 12/01/28 (Call 10/01/28)	60	57,719
3.20%, 01/15/28 (Call 10/15/27)	408	426,331
Boston Properties LP, 4.50%, 12/01/28 (Call 09/01/28)	1,009	1,115,137
Brixmor Operating Partnership LP, 2.25%, 04/01/28
(Call 02/01/28)	345	334,640
Camden Property Trust, 4.10%, 10/15/28 (Call 07/15/28)	460	504,868
Crown Castle International Corp., 3.80%, 02/15/28
(Call 11/15/27)	1,065	1,124,310
CubeSmart LP, 2.25%, 12/15/28 (Call 10/15/28)	25	24,288
Digital Realty Trust LP, 4.45%, 07/15/28 (Call 04/15/28)(a)	784	860,424
Duke Realty LP, 4.00%, 09/15/28 (Call 06/15/28)(a)	614	670,034
EPR Properties, 4.95%, 04/15/28 (Call 01/15/28)	300	315,831

Schedule of Investments (unaudited) (continued)	iShares® iBonds® Dec 2028 Term Corporate ETF
January 31, 2022	(Percentages shown are based on Net Assets)

Security	Par (000)	Value

Real Estate Investment Trusts (continued)
Equinix Inc.
1.55%, 03/15/28 (Call 01/15/28)	$512	$478,966
2.00%, 05/15/28 (Call 03/15/28)	190	181,591
ERP Operating LP
3.50%, 03/01/28 (Call 12/01/27)	480	511,109
4.15%, 12/01/28 (Call 09/01/28)	486	535,256
Essex Portfolio LP, 1.70%, 03/01/28 (Call 01/01/28)(a)	380	362,695
GLP Capital LP/GLP Financing II Inc., 5.75%, 06/01/28
(Call 03/03/28)	465	522,102
Healthcare Realty Trust Inc., 3.63%, 01/15/28 (Call 10/15/27)	325	339,540
Highwoods Realty LP, 4.13%, 03/15/28 (Call 12/15/27)	280	303,223
Invitation Homes Operating Partnership LP, 2.30%, 11/15/28
(Call 09/15/28)	580	560,065
Kilroy Realty LP, 4.75%, 12/15/28 (Call 09/15/28)	280	313,715
Kimco Realty Corp., 1.90%, 03/01/28 (Call 01/01/28)	371	355,963
Mid-America Apartments LP, 4.20%, 06/15/28 (Call 03/15/28)	508	556,514
National Retail Properties Inc., 4.30%, 10/15/28
(Call 07/15/28)	410	448,560
Omega Healthcare Investors Inc., 4.75%, 01/15/28
(Call 10/15/27)	585	633,403
Physicians Realty LP, 3.95%, 01/15/28 (Call 10/15/27)	285	304,275
Prologis LP, 3.88%, 09/15/28 (Call 06/15/28)(a)	550	599,241
Public Storage
1.85%, 05/01/28 (Call 03/01/28)	250	241,652
1.95%, 11/09/28 (Call 09/09/28)	555	538,300
Realty Income Corp.
2.20%, 06/15/28 (Call 04/15/28)	560	548,442
3.40%, 01/15/28 (Call 11/15/27)	671	703,282
3.65%, 01/15/28 (Call 10/15/27)	428	453,774
Regency Centers LP, 4.13%, 03/15/28 (Call 12/15/27)	280	304,895
Simon Property Group LP, 1.75%, 02/01/28 (Call 11/01/27)	492	471,489
Spirit Realty LP, 2.10%, 03/15/28 (Call 01/15/28)	465	444,721
STORE Capital Corp., 4.50%, 03/15/28 (Call 12/15/27)	330	358,136
Sun Communities Operating LP, 2.30%, 11/01/28
(Call 09/01/28)	30	28,950
UDR Inc., 3.50%, 01/15/28 (Call 10/15/27)	310	325,832
Ventas Realty LP, 4.00%, 03/01/28 (Call 12/01/27)	648	696,503
Welltower Inc., 4.25%, 04/15/28 (Call 01/15/28)	710	774,539
		21,252,856
Retail — 3.8%
AutoNation Inc., 1.95%, 08/01/28 (Call 06/01/28)	300	286,995
Best Buy Co. Inc., 4.45%, 10/01/28 (Call 07/01/28)	713	787,138
Dollar General Corp., 4.13%, 05/01/28 (Call 02/01/28)	743	804,349
Dollar Tree Inc., 4.20%, 05/15/28 (Call 02/15/28)	1,254	1,363,863
Home Depot Inc. (The)
0.90%, 03/15/28 (Call 01/15/28)	297	277,098
1.50%, 09/15/28 (Call 07/15/28)	520	499,190
3.90%, 12/06/28 (Call 09/06/28)	972	1,065,701
Lowe's Companies Inc.
1.30%, 04/15/28 (Call 02/15/28)	1,170	1,091,423
1.70%, 09/15/28 (Call 07/15/28)	405	385,605
McDonald’s Corp., 3.80%, 04/01/28 (Call 01/01/28)	1,254	1,347,410
O'Reilly Automotive Inc., 4.35%, 06/01/28 (Call 03/01/28)	750	821,077
Starbucks Corp.
3.50%, 03/01/28 (Call 12/01/27)	849	893,165
4.00%, 11/15/28 (Call 08/15/28)(a)	849	924,603
TJX Companies Inc. (The), 1.15%, 05/15/28 (Call 03/15/28)	306	286,119
Walmart Inc., 3.70%, 06/26/28 (Call 03/26/28)(a)	990	1,079,615
		11,913,351

Security	Par (000)	Value

Semiconductors — 3.1%
Analog Devices Inc., 1.70%, 10/01/28 (Call 08/01/28)	$770	$743,558
Broadcom Corp./Broadcom Cayman Finance Ltd., 3.50%,
01/15/28 (Call 10/15/27)	827	857,301
Broadcom Inc.
1.95%, 02/15/28 (Call 12/15/27)(a)(b)	752	718,055
4.11%, 09/15/28 (Call 06/15/28)	1,907	2,035,170
Intel Corp., 1.60%, 08/12/28 (Call 06/12/28)	995	956,135
Marvell Technology Inc.
2.45%, 04/15/28 (Call 02/15/28)	515	506,080
4.88%, 06/22/28 (Call 03/22/28)	670	742,970
NVIDIA Corp., 1.55%, 06/15/28 (Call 04/15/28)	1,290	1,237,884
NXP BV/NXP Funding LLC, 5.55%, 12/01/28
(Call 09/01/28)(b)	692	807,785
QUALCOMM Inc., 1.30%, 05/20/28 (Call 02/20/28)	983	925,760
		9,530,698
Shipbuilding — 0.1%
Huntington Ingalls Industries Inc., 2.04%, 08/16/28
(Call 06/16/28)(b)	205	195,236

Software — 2.4%
Fidelity National Information Services Inc., 1.65%, 03/01/28
(Call 01/01/28)	562	530,523
Fiserv Inc., 4.20%, 10/01/28 (Call 07/01/28)	1,137	1,230,029
Oracle Corp., 2.30%, 03/25/28 (Call 01/25/28)(a)	1,591	1,536,142
Roper Technologies Inc., 4.20%, 09/15/28 (Call 06/15/28)(a)	797	867,160
salesforce.com Inc.
1.50%, 07/15/28 (Call 05/15/28)(a)	900	861,669
3.70%, 04/11/28 (Call 01/11/28)	1,443	1,558,108
VMware Inc., 1.80%, 08/15/28 (Call 06/15/28)	730	690,237
		7,273,868
Telecommunications — 5.4%
AT&T Inc.
1.65%, 02/01/28 (Call 12/01/27)	1,653	1,574,301
4.10%, 02/15/28 (Call 11/15/27)	1,990	2,157,618
British Telecommunications PLC, 5.13%, 12/04/28
(Call 09/04/28)(a)	830	916,419
Motorola Solutions Inc., 4.60%, 02/23/28 (Call 11/23/27)	879	965,432
T-Mobile USA Inc., 2.05%, 02/15/28 (Call 12/15/27)	1,892	1,822,961
Verizon Communications Inc.
2.10%, 03/22/28 (Call 01/22/28)	1,666	1,625,683
4.33%, 09/21/28	4,079	4,501,176
Vodafone Group PLC, 4.38%, 05/30/28	2,846	3,112,300
		16,675,890
Transportation — 2.9%
Canadian National Railway Co., 6.90%, 07/15/28	620	789,595
Canadian Pacific Railway Co., 4.00%, 06/01/28
(Call 03/01/28)	753	822,690
CH Robinson Worldwide Inc., 4.20%, 04/15/28
(Call 01/15/28)	833	914,334
CSX Corp., 3.80%, 03/01/28 (Call 12/01/27)	1,052	1,128,975
FedEx Corp.
3.40%, 02/15/28 (Call 11/15/27)	721	760,619
4.20%, 10/17/28 (Call 07/17/28)	537	592,526
Kirby Corp., 4.20%, 03/01/28 (Call 12/01/27)	650	687,317
Norfolk Southern Corp., 3.80%, 08/01/28 (Call 05/01/28)	825	886,198
Union Pacific Corp., 3.95%, 09/10/28 (Call 06/10/28)	1,120	1,219,030
Walmart Inc., 1.50%, 09/22/28 (Call 07/22/28)(a)	1,145	1,106,253
		8,907,537

Schedule of Investments (unaudited) (continued)	iShares® iBonds® Dec 2028 Term Corporate ETF
January 31, 2022	(Percentages shown are based on Net Assets)

Security	Par/ Shares (000)	Value

Trucking & Leasing — 0.2%
GATX Corp.
3.50%, 03/15/28 (Call 12/15/27)	$195	$204,452
4.55%, 11/07/28 (Call 08/07/28)	473	527,797
		732,249
Water — 0.3%
American Water Capital Corp., 3.75%, 09/01/28
(Call 06/01/28)	628	670,641
United Utilities PLC, 6.88%, 08/15/28	85	107,060
		777,701
Total Corporate Bonds & Notes — 98.8%
(Cost: $307,491,418)		305,512,800

Short-Term Investments

Money Market Funds — 4.4%
BlackRock Cash Funds: Institutional, SL Agency Shares, 0.08%(c)(d)(e)	12,861	12,864,579
BlackRock Cash Funds: Treasury, SL Agency Shares, 0.00%(c)(d)	790	790,000
		13,654,579
Total Short-Term Investments — 4.4%
(Cost: $13,651,627)		13,654,579

Total Investments in Securities — 103.2%
(Cost: $321,143,045)		319,167,379

Other Assets, Less Liabilities — (3.2)%		(9,771,777)

Net Assets — 100.0%		$309,395,602

(a)	All or a portion of this security is on loan.

(b)	Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration to qualified institutional investors.

(c)	Affiliate of the Fund.

(d)	Annualized 7-day yield as of period end.

(e)	All or a portion of this security was purchased with the cash collateral from loaned securities.

Affiliates

Investments in issuers considered to be affiliate(s) of the Fund during the period ended January 31, 2022 for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliated Issuer	Value at 10/31/21	Purchases at Cost		Proceeds from Sales		Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value at 01/31/22	Shares Held at 01/31/22 (000)	Income		Capital Gain Distributions from Underlying Funds
BlackRock Cash Funds: Institutional, SL Agency Shares	$21,666,005	$—		$(8,797,994	)(a)	$(2,068)	$(1,364)	$12,864,579	12,861	$7,869	(b)	$—
BlackRock Cash Funds: Treasury, SL Agency Shares	530,000	260,000	(a)	—		—	—	790,000	790	7		—
						$(2,068)	$(1,364)	$13,654,579		$7,876		$—

(a)	Represents net amount purchased (sold).

(b)	All or a portion represents securities lending income earned from the reinvestment of cash collateral from loaned securities, net of fees and collateral investment expenses, and other payments to and from borrowers of securities.

Fair Value Measurements

Various inputs are used in determining the fair value of financial instruments. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:

•	Level 1 – Unadjusted price quotations in active markets/exchanges for identical assets or liabilities that each Fund has the ability to access;

•	Level 2 – Other observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs); and

•	Level 3 – Unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the BlackRock Global Valuation Methodologies Committee’s (the “Global Valuation Committee’s”) assumptions used in determining the fair value of financial instruments).

Schedule of Investments (unaudited) (continued)	iShares® iBonds® Dec 2028 Term Corporate ETF
January 31, 2022

Fair Value Measurements (continued)

The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. Investments classified within Level 3 have significant unobservable inputs used by the Global Valuation Committee in determining the price for Fair Valued Investments. Level 3 investments include equity or debt issued by privately held companies or funds. There may not be a secondary market, and/or there are a limited number of investors. The categorization of a value determined for financial instruments is based on the pricing transparency of the financial instruments and is not necessarily an indication of the risks associated with investing in those securities. For information about the Fund’s policy regarding valuation of financial instruments, refer to its most recent financial statements.

The following table summarizes the Fund’s financial instruments categorized in the fair value hierarchy. The breakdown of the Fund’s financial instruments into major categories is disclosed in the Schedule of Investments above.

	Level 1	Level 2	Level 3	Total
Investments
Assets
Corporate Bonds & Notes.	$—	$305,512,800	$—	$305,512,800
Money Market Funds	13,654,579	—	—	13,654,579
	$13,654,579	$305,512,800	$—	$319,167,379